Quarterly Holdings Report
for
Fidelity® Yield Enhanced Equity ETF
October 31, 2024
UEP-NPRT3-1224
1.9911156.100
Common Stocks - 99.5%
	Shares	Value ($)
UNITED STATES - 99.5%
Communication Services - 10.7%
Diversified Telecommunication Services - 1.1%
AT&T Inc (c)	2,115	47,672
Verizon Communications Inc (c)	639	26,921
		74,593
Entertainment - 1.7%
Netflix Inc (a)(c)	105	79,384
Playtika Holding Corp (c)	982	7,689
Walt Disney Co/The	237	22,799
		109,872
Interactive Media & Services - 7.0%
Alphabet Inc Class A (c)	791	135,348
Alphabet Inc Class C (c)	727	125,546
Meta Platforms Inc Class A (c)	354	200,923
		461,817
Media - 0.9%
Comcast Corp Class A (c)	1,337	58,387
TOTAL COMMUNICATION SERVICES		704,669

Consumer Discretionary - 9.9%
Automobiles - 1.2%
Ford Motor Co	1,975	20,323
Tesla Inc (a)	235	58,715
		79,038
Broadline Retail - 3.2%
Amazon.com Inc (a)(c)	1,138	212,123
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill Inc (a)	557	31,064
DoorDash Inc Class A (a)	44	6,895
International Game Technology PLC	1,618	32,878
Light & Wonder Inc Class A (a)	114	10,691
MGM Resorts International (a)	87	3,208
Travel + Leisure Co	55	2,629
		87,365
Household Durables - 0.6%
Garmin Ltd	131	25,984
Toll Brothers Inc	7	1,024
Tri Pointe Homes Inc (a)	303	12,250
		39,258
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (a)	210	27,676
Bath & Body Works Inc	358	10,160
Carvana Co Class A (a)	184	45,505
Gap Inc/The	676	14,041
Home Depot Inc/The (c)	220	86,625
TJX Cos Inc/The	410	46,342
		230,349
TOTAL CONSUMER DISCRETIONARY		648,133

Consumer Staples - 4.0%
Beverages - 0.2%
Coca-Cola Co/The	32	2,090
PepsiCo Inc	80	13,286
		15,376
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	23	20,106
Kroger Co/The	142	7,919
Walmart Inc	660	54,087
		82,112
Household Products - 1.6%
Clorox Co/The	56	8,879
Colgate-Palmolive Co	393	36,828
Procter & Gamble Co/The	322	53,189
		98,896
Tobacco - 1.0%
Philip Morris International Inc	489	64,890
TOTAL CONSUMER STAPLES		261,274

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp	10	1,488
Devon Energy Corp	905	35,005
EOG Resources Inc	150	18,294
Exxon Mobil Corp	873	101,950
		156,737
Financials - 14.5%
Banks - 3.6%
Bank of America Corp (c)	1,722	72,014
Citigroup Inc	708	45,432
JPMorgan Chase & Co	540	119,837
		237,283
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	110	8,290
Charles Schwab Corp/The (c)	657	46,535
CME Group Inc Class A (c)	131	29,522
LPL Financial Holdings Inc	25	7,054
MSCI Inc	30	17,136
S&P Global Inc	108	51,879
SEI Investments Co	471	35,212
		195,628
Consumer Finance - 0.3%
American Express Co	105	28,358
Financial Services - 5.3%
Berkshire Hathaway Inc Class B (a)	316	142,492
Block Inc Class A (a)	502	36,305
Equitable Holdings Inc	68	3,083
Mastercard Inc Class A	177	88,427
PayPal Holdings Inc (a)(c)	582	46,153
Visa Inc Class A (c)	99	28,695
		345,155
Insurance - 2.3%
Aon PLC (c)	24	8,805
Cincinnati Financial Corp	149	20,984
Globe Life Inc	82	8,659
Marsh & McLennan Cos Inc (c)	160	34,918
Progressive Corp/The (c)	180	43,710
The Travelers Companies, Inc.	67	16,478
Unum Group (c)	122	7,830
Willis Towers Watson PLC	23	6,950
		148,334
TOTAL FINANCIALS		954,758

Health Care - 12.4%
Biotechnology - 3.7%
AbbVie Inc (c)	366	74,617
Amgen Inc	60	19,210
Biogen Inc (a)(c)	92	16,008
Exelixis Inc (a)(c)	1,181	39,209
Gilead Sciences Inc (c)	579	51,427
Incyte Corp (a)	302	22,384
Neurocrine Biosciences Inc (a)	105	12,628
United Therapeutics Corp (a)	20	7,479
		242,962
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	368	41,720
Becton Dickinson & Co (c)	178	41,579
Stryker Corp	42	14,964
		98,263
Health Care Providers & Services - 2.0%
Cardinal Health Inc	271	29,409
Centene Corp (a)	113	7,035
Cigna Group/The	133	41,870
CVS Health Corp	274	15,470
UnitedHealth Group Inc	68	38,386
		132,170
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	59	12,321
Life Sciences Tools & Services - 1.2%
Medpace Holdings Inc (a)(c)	75	23,567
Thermo Fisher Scientific Inc	104	56,817
		80,384
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co (c)	941	52,480
Eli Lilly & Co (c)	72	59,741
Johnson & Johnson (c)	320	51,155
Merck & Co Inc (c)	525	53,718
Pfizer Inc (c)	1,131	32,007
		249,101
TOTAL HEALTH CARE		815,201

Industrials - 10.4%
Aerospace & Defense - 3.0%
GE Aerospace	184	31,608
Howmet Aerospace Inc	255	25,429
Lockheed Martin Corp (c)	87	47,506
Northrop Grumman Corp (c)	80	40,722
RTX Corp	157	18,994
Textron Inc (c)	371	29,836
		194,095
Building Products - 0.8%
Allegion plc	74	10,333
Trane Technologies PLC (c)	113	41,828
		52,161
Commercial Services & Supplies - 1.1%
Cintas Corp	206	42,397
Waste Management Inc	132	28,492
		70,889
Electrical Equipment - 0.4%
Eaton Corp PLC	82	27,190
Ground Transportation - 2.0%
CSX Corp (c)	1,120	37,677
Lyft Inc Class A (a)	324	4,202
Norfolk Southern Corp	24	6,010
Uber Technologies Inc (a)	428	30,837
Union Pacific Corp (c)	217	50,360
		129,086
Industrial Conglomerates - 0.1%
3M Co	101	12,975
Machinery - 1.4%
Caterpillar Inc (c)	156	58,687
Illinois Tool Works Inc	37	9,662
PACCAR Inc (c)	228	23,776
		92,125
Passenger Airlines - 0.3%
SkyWest Inc (a)	194	18,469
Professional Services - 1.3%
CACI International Inc (a)(c)	64	35,364
Leidos Holdings Inc (c)	131	23,994
SS&C Technologies Holdings Inc (c)	354	24,755
		84,113
TOTAL INDUSTRIALS		681,103

Information Technology - 31.8%
Communications Equipment - 1.6%
Arista Networks Inc (a)	65	25,119
Cisco Systems Inc	952	52,141
Motorola Solutions Inc	60	26,961
		104,221
IT Services - 0.1%
Twilio Inc Class A (a)	66	5,322
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices Inc (a)	6	864
Applied Materials Inc	268	48,663
Broadcom Inc	749	127,158
Cirrus Logic Inc (a)	105	11,531
KLA Corp	54	35,976
Lam Research Corp	111	8,253
Micron Technology Inc	459	45,739
Monolithic Power Systems Inc	18	13,667
NVIDIA Corp	3,563	473,025
QUALCOMM Inc (c)	344	55,993
		820,869
Software - 10.1%
Adobe Inc (a)(c)	127	60,716
Alarm.com Holdings Inc (a)	174	9,279
Clear Secure Inc Class A	7	257
DocuSign Inc (a)	82	5,689
Dropbox Inc Class A (a)	1,407	36,371
Gen Digital Inc	310	9,024
Microsoft Corp (c)	927	376,687
Oracle Corp	15	2,518
Salesforce Inc (c)	248	72,260
Servicenow Inc (a)	28	26,124
Teradata Corp (a)	821	26,461
Zoom Video Communications Inc Class A (a)	500	37,370
		662,756
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc (c)	2,194	495,647
TOTAL INFORMATION TECHNOLOGY		2,088,815

Materials - 1.9%
Chemicals - 1.0%
Ecolab Inc	165	40,546
Olin Corp	7	287
PPG Industries Inc	190	23,657
		64,490
Construction Materials - 0.5%
CRH PLC	371	35,405
Metals & Mining - 0.4%
Nucor Corp	167	23,686
TOTAL MATERIALS		123,581

Real Estate - 0.6%
Retail REITs - 0.4%
Simon Property Group Inc	165	27,905
Specialized REITs - 0.2%
American Tower Corp	27	5,765
Public Storage Operating Co	36	11,846
		17,611
TOTAL REAL ESTATE		45,516

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	545	43,192
NRG Energy Inc	66	5,966
OGE Energy Corp	56	2,239
Xcel Energy Inc	136	9,086
		60,483
TOTAL UNITED STATES		6,540,270
TOTAL COMMON STOCKS (Cost $6,025,252)		6,540,270

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $34,878)	4.87	34,871	34,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,060,130)	6,575,148
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,422)
NET ASSETS - 100.0%	6,572,726

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Mini Index	Chicago Board Options Exchange	27	1,540,472	586.00	11/01/24	(54)
S&P 500 Mini Index	Chicago Board Options Exchange	27	1,540,472	594.00	11/08/24	(1,715)
S&P 500 Mini Index	Chicago Board Options Exchange	27	1,540,472	601.00	11/15/24	(1,458)
S&P 500 Mini Index	Chicago Board Options Exchange	27	1,540,472	599.00	11/22/24	(3,281)

						(6,508)
TOTAL WRITTEN OPTIONS						(6,508)

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,147,182.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	338,242	303,364	2,243	-	-	34,878	0.0%
Total	-	338,242	303,364	2,243	-	-	34,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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